Income taxes - Provision (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥ 3,144	¥ 5,531	¥ 1,872
Foreign subsidiaries	17,181	12,799	10,139
Total current	20,325	18,330	12,011
Deferred income tax expense (benefit):
The Company and domestic subsidiaries	5,744	10,497	12,579
Foreign subsidiaries	397	206	1,068
Total deferred	6,141	10,703	13,647
Total provision	¥ 26,466	¥ 29,033	¥ 25,658